Basic and Diluted Loss Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and diluted loss per share

4. Basic and diluted loss per share

	2020	2019	2018
	(in thousands, except per share data)
	£	£	£
Loss for the year	(30,682)	(21,412)	(13,840)
Basic and diluted weighted average number of shares	37,882	32,327	31,972

	£	£	£
Basic and diluted loss per share	(0.81)	(0.66)	(0.43)

Basic loss per share is calculated by dividing the loss for the year attributable to the equity holders of the Company by the weighted average number of shares outstanding during the year.

The equity-settled transactions were considered to be anti-dilutive as they would have decreased the loss per share and were therefore excluded from the calculation of diluted loss per share.